SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF INCOME TAXES (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax benefit			¥ (59)
Deferred tax benefit				(171)
Total income tax benefits			¥ (59)	¥ (171)